Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On4:
Year[1]	Summary Compensation Table Total for CEO[2]	Compensation Actually Paid to CEO[3]	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to Non-CEO NEOs[3]	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (millions)[5]	Underlying Revenue Growth[6]
2022	$13,992,145	$(10,537,711)	$4,167,440	$(2,605,075)	$95.94	$113.92	$1,521.9	7.7%
2021	13,613,305	31,516,279	3,501,702	8,147,117	166.60	140.40	1,503.1	17.8%
2020	10,050,933	15,035,705	3,403,465	4,444,991	117.32	117.63	823.4	0.6%

Company Selected Measure Name	•Underlying Revenue Growth
Named Executive Officers, Footnote [Text Block]	Mr. Mussallem was our CEO for each of the three years included in the table. For each year included in the table, our executive officers included in the Non-CEO NEO group for that year are listed below:

Year	Non-CEO NEOs
2022	Scott Ullem, Jean-Luc Lemercier, Larry Wood, Bernard Zovighian
2021	Scott Ullem, Donald Bobo Jr, Jean-Luc Lemercier, Larry Wood
2020	Scott Ullem, Donald Bobo Jr, Jean-Luc Lemercier, Larry Wood

PEO Total Compensation Amount	$ 13,992,145	$ 13,613,305	$ 10,050,933
PEO Actually Paid Compensation Amount	$ (10,537,711)	31,516,279	15,035,705
Adjustment To PEO Compensation, Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting date price, (2) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (3) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the seven year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the Non-CEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:

•Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year,
•Less the NEO’s aggregate change in the actuarial present value of the accumulated benefit under pension plans included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year,
•Plus the pension service cost for the NEO for the applicable year,
•Plus the year-end value of Edwards option and stock awards granted in the covered year which were outstanding and unvested at the end of the covered year,
•Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and were outstanding and unvested at the end of the covered year,
•Plus the vesting date value of Edwards option and stock awards which were granted and vested during the same covered year,
•Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and vested in the covered year,
•Less, as to any Edwards option and stock awards which were granted in prior years and were forfeited during the covered year, the value of such awards as of the end of the prior year,
•Plus the dollar value of any dividends or other earnings paid during the covered year on outstanding and unvested Edwards option and stock awards (no dividends were paid on unvested awards during the applicable years; the crediting of dividend equivalents on stock awards is taken into account in determining the applicable vesting or year-end date of the award),
•Plus, as to an Edwards option or stock award that was materially modified during the covered year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Edwards option or stock awards held by the NEOs were materially modified during the years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table. Compensation Actually Paid to Mr. Mussallem reflects the following adjustments from Total compensation reported in the Summary Compensation Table.
Compensation Actually Paid to Mr. Mussallem reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2022	2021	2020
Total Reported in 2022 Summary Compensation Table (SCT)	$13,992,145	$13,613,305	$10,050,933
Less, value of Stock Awards reported in SCT	(11,769,153)	(10,731,293)	(7,964,289)
Less, change in Pension Value reported in SCT	—	—	—
Plus, Annual Service Cost (Pension)	—	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	5,096,973	16,872,757	9,943,132
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,858,706)	1,252,507	(671,244)
Plus, FMV of Awards Granted this Year and that Vested this Year	826,186	1,466,945	931,746
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(13,825,155)	9,042,058	2,745,426
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	$(24,529,856)	$17,902,974	$4,984,772
Actual Compensation Paid for Fiscal Year 2022	$(10,537,711)	$31,516,279	$15,035,705

Non-PEO NEO Average Total Compensation Amount	$ 4,167,440	3,501,702	3,403,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,605,075)	8,147,117	4,444,991
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting date price, (2) for TSR-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (3) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the seven year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the Non-CEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:

•Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year,
•Less the NEO’s aggregate change in the actuarial present value of the accumulated benefit under pension plans included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year,
•Plus the pension service cost for the NEO for the applicable year,
•Plus the year-end value of Edwards option and stock awards granted in the covered year which were outstanding and unvested at the end of the covered year,
•Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and were outstanding and unvested at the end of the covered year,
•Plus the vesting date value of Edwards option and stock awards which were granted and vested during the same covered year,
•Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for Edwards option and stock awards which were granted in prior years and vested in the covered year,
•Less, as to any Edwards option and stock awards which were granted in prior years and were forfeited during the covered year, the value of such awards as of the end of the prior year,
•Plus the dollar value of any dividends or other earnings paid during the covered year on outstanding and unvested Edwards option and stock awards (no dividends were paid on unvested awards during the applicable years; the crediting of dividend equivalents on stock awards is taken into account in determining the applicable vesting or year-end date of the award),
•Plus, as to an Edwards option or stock award that was materially modified during the covered year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Edwards option or stock awards held by the NEOs were materially modified during the years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table. Compensation Actually Paid to Mr. Mussallem reflects the following adjustments from Total compensation reported in the Summary Compensation Table.
The average Compensation Actually Paid to the non-CEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table for the applicable year:

	2022	2021	2020
Total Reported in 2022 Summary Compensation Table (SCT)	$4,167,440	$3,501,702	$3,403,465
Less, value of Stock Awards reported in SCT	(3,051,860)	(2,065,155)	(1,879,854)
Less, change in Pension Value reported in SCT	—	(108,381)	(481,327)
Plus, Annual Service Cost (Pension)	73,920	284,557	211,352
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,186,590	3,325,850	2,502,007
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,392,945)	97,694	(302,943)
Plus, FMV of Awards Granted this Year and that Vested this Year	370,095	195,064	91,597
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(3,958,314)	2,915,787	900,694
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—
Total Adjustments	$(6,772,514)	$4,645,415	$1,041,526
Actual Compensation Paid for Fiscal Year 2022	$(2,605,075)	$8,147,117	$4,444,991

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Edwards Total Shareholder Return represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the applicable year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents cumulative total shareholder return on a fixed investment of $100 in the S&P Health Care Equipment Index for the period beginning on the last trading day of 2019 through the end of the applicable year and is calculated assuming the reinvestment of dividends.
The following chart illustrates the CAP for our CEO and the average CAP for our Non-CEO NEOs for each of the last three years against our Company’s total shareholder return and the total shareholder return for the S&P 500 Health Care Equipment Index (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income [Text Block]	This column shows our net income for each year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-CEO NEOs for each of the last three years against our net income for each of those years. While no portion of NEO compensation is directly dependent upon our net income, SEC rules require that net income be presented as a performance measure in this table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	This column shows our underlying revenue growth for each year covered by the table. We consider underlying revenue growth to be a key metric in our executive compensation program as underlying revenue growth is used in determining payouts under our Annual Incentive Plan. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our Non-CEO NEOs for each of the last three years against our underlying revenue growth for each of those years.
Total Shareholder Return Amount	$ 95.94	166.60	117.32
Peer Group Total Shareholder Return Amount	113.92	140.40	117.63
Net Income (Loss)	$ 1,521,900,000	$ 1,503,100,000	$ 823,400,000
Company Selected Measure Amount	0.077	0.178	0.006
PEO Name	Mr. Mussallem
Additional 402(v) Disclosure [Text Block]	See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for each year covered in the table. The average compensation for the Non-CEO NEOs for 2022 was calculated from the Summary Compensation Table above. The average compensation for the Non-CEO NEOs for each of 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the Securities and Exchange Commission in 2022 or 2021, respectively.See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of these performance measures in our executive compensation program. In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our equity awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management with the interests of our stockholders.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Underlying Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•KOD Measurement
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,529,856)	$ 17,902,974	$ 4,984,772
PEO [Member] | Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,769,153)	(10,731,293)	(7,964,289)
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,096,973	16,872,757	9,943,132
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,858,706)	1,252,507	(671,244)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	826,186	1,466,945	931,746
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,825,155)	9,042,058	2,745,426
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,772,514)	4,645,415	1,041,526
Non-PEO NEO [Member] | Value Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,051,860)	(2,065,155)	(1,879,854)
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(108,381)	(481,327)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,920	284,557	211,352
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,186,590	3,325,850	2,502,007
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,392,945)	97,694	(302,943)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	370,095	195,064	91,597
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,958,314)	2,915,787	900,694
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0